Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio - Select Telecommunications Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	2.31%
Annual Return 2016	22.81%
Annual Return 2017	1.69%
Annual Return 2018	(8.02%)
Annual Return 2019	20.40%
Annual Return 2020	20.61%
Annual Return 2021	(2.78%)
Annual Return 2022	(16.99%)
Annual Return 2023	7.27%
Annual Return 2024	21.18%